Consolidated Statements Of Financial Condition (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash and amounts due from depository institutions	$ 1,340	$ 717
Interest-bearing deposits	501	3,587
Total cash and cash equivalents	1,841	4,304
Securities available for sale	48,361	59,762
Loans held for sale	2,426	2,200
Loans receivable, net of allowance for loan losses of $967 and $1,200, respectively	201,462	178,796
Premises and equipment	3,054	2,748
Federal Home Loan Bank of New York stock, at cost	2,032	1,904
Accrued interest receivable	1,006	1,064
Other assets	4,484	2,998
Total assets	264,666	253,776
LIABILITIES AND STOCKHOLDERS' EQUITY
Deposits	203,516	194,742
Advances from Federal Home Loan Bank of New York	37,130	34,421
Advance payments by borrowers for taxes and insurance	844	774
Other liabilities	1,218	1,624
Total liabilities	242,708	231,561
Stockholders' equity:
Preferred stock, $.01 par value, 1,000,000 shares authorized, none outstanding	0	0
Common stock, $.01 par value, authorized shares: 7,000,000; shares issued: 2,055,165; shares outstanding: 1,862,803	21	21
Additional paid in capital	18,728	18,494
Retained earnings	6,101	6,740
Treasury stock, 192,362 shares	(1,660)	(1,660)
Unearned Employee Stock Ownership Plan ("ESOP") shares	(1,343)	(1,398)
Accumulated other comprehensive income (loss)	111	18
Total stockholders' equity	21,958	22,215
Total liabilities and stockholders' equity	$ 264,666	$ 253,776